CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings (loss)	$ 58.8	$ (398.0)
Adjustments for:
Finance costs	22.2	13.4
Depreciation expense	268.0	276.6
Impairment charges, net of reversal	(45.8)	287.8
Write-down (reversal of write-down) of inventories	5.7	(12.3)
Derivative (gain) loss	53.0	(18.6)
Income taxes	44.1	30.4
Gain on establishment of the Rosebel UJV	(16.9)	0.0
Gain on sale of Sadiola	(4.1)	0.0
Loss on redemption of 7% Senior Notes	22.5	0.0
Other non-cash items	(0.2)	38.6
Adjustments for cash items:
Proceeds from gold prepayment	0.0	169.8
Dividends from related parties	8.2	2.1
Settlement of derivatives	(16.4)	1.5
Disbursements related to asset retirement obligations	(0.3)	(0.3)
Other	0.0	(0.7)
Movements in non-cash working capital items and non-current ore stockpiles	(20.5)	(4.5)
Cash from operating activities, before income taxes paid	385.7	413.2
Income taxes paid	(35.9)	(47.9)
Net cash from operating activities	347.6	363.0
Investing activities related to open mines
Capital expenditures for property, plant and equipment	(292.1)	(248.1)
Capitalized borrowing costs	(24.5)	(23.0)
Disposal of short-term investments (net)	0.0	112.3
Capital expenditures for exploration and evaluation assets	(0.6)	(3.3)
Proceeds on the establishment of the Rosebel UJV	34.0	0.0
Proceeds from sale of Sadiola	25.0	0.0
Other investing activities	12.0	12.3
Net cash used in investing activities	(246.2)	(149.8)
Financing activities related to open mines
Interest paid	(6.9)	(7.5)
Payment of lease obligations	(16.5)	(6.8)
Dividends paid to non-controlling interests	(1.9)	(1.9)
Proceeds from borrowings	443.6	0.0
Common shares issued for cash on exercise of stock options	5.0	0.0
Other financing activities	(4.7)	(3.1)
Net cash from (used in) financing activities	0.8	0.8
Effects of exchange rate fluctuation on cash and cash equivalents	8.7	1.5
Increase in cash and cash equivalents	110.9	215.5
Cash and cash equivalents, beginning of the year	830.6	615.1
Cash and cash equivalents, end of the year	941.5	830.6
Equipment Loans
Financing activities related to open mines
Proceeds from borrowings	10.9	23.3
Repayments of borrowings	(6.2)	(2.3)
7% Senior Notes
Financing activities related to open mines
Repayments of borrowings	(421.3)	0.0
Closed Mines
Operating activities
Net earnings (loss)	(7.4)	(27.4)
Adjustments for:
Finance costs	1.1	1.0
Adjustments for cash items:
Net cash from operating activities	(2.2)	(2.3)
Investing activities related to open mines
Net cash used in investing activities	0.0	0.0
Financing activities related to open mines
Net cash from (used in) financing activities	(1.2)	(0.9)
Open Mines
Operating activities
Net earnings (loss)	66.2	(370.6)
Adjustments for cash items:
Net cash from operating activities	349.8	365.3
Investing activities related to open mines
Net cash used in investing activities	(246.2)	(149.8)
Financing activities related to open mines
Net cash from (used in) financing activities	$ 2.0	$ 1.7